Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents
Cash on hand	$ 117	$ 76
Balances with banks	43,655	48,799
Short-term deposits	486,067	429,560
Total cash and cash equivalents	529,839	478,435	$ 219,790	$ 253,918
Sociedad Minera Cerro Verde S.A.A.
Cash and cash equivalents
Cash equivalents	873,875	470,901
Balances with banks	214,198	218,776
Total cash and cash equivalents	$ 1,088,073	$ 689,677	$ 509,616	$ 553,764